Consolidated Statements Of Changes In Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2013	$ 387,623	$ 46,249	$ 107,596	$ 333,970	$ (95,202)	$ (4,990)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	52,962			52,962
Other comprehensive income	831					831
Cash dividends declared	(24,721)			(24,721)
Stock-based compensation expense, net	1,535		64		1,471
Exercise of stock options	580		(290)		870
Purchase of treasury shares	(27,957)				(27,957)
Ending balance at Dec. 31, 2014	390,853	46,249	107,370	362,211	(120,818)	(4,159)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	54,097			54,097
Other comprehensive income	327					327
Cash dividends declared	(25,618)			(25,618)
Stock-based compensation expense, net	1,793		266		1,527
Exercise of stock options	2,979		(602)		3,581
Stock issued during period, value, other	1,896		(765)		2,661
Purchase of treasury shares	(7,055)				(7,055)
Ending balance at Dec. 31, 2015	419,272	46,249	106,269	390,690	(120,104)	(3,832)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income available to common shareholders	52,128			52,128
Other comprehensive income	(3,180)					(3,180)
Cash dividends declared	(25,801)			(25,801)
Stock-based compensation expense, net	2,018		273		1,745
Stock issued during period, value, new issues	6,864	269	6,595
Exercise of stock options	1,155		(264)		1,419
Purchase of treasury shares	(10,018)				(10,018)
Ending balance at Dec. 31, 2016	$ 442,438	$ 46,518	$ 112,873	$ 417,017	$ (126,958)	$ (7,012)